CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents		$ 265,313	$ 260,664
Short-term deposits		903,401	790,823
Marketable securities	[1]	65,331	184,960
Trade accounts receivable		165,161	154,067
Inventories		276,082	282,688
Other current assets		35,414	35,956
Total current assets		1,710,702	1,709,158
LONG-TERM INVESTMENTS		8,452	8,452
PROPERTY AND EQUIPMENT, NET		1,199,191	1,155,929
GOODWILL AND OTHER INTANGIBLE ASSETS, NET		11,218	12,115
DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET		32,604	32,863
TOTAL ASSETS		2,962,167	2,918,517
CURRENT LIABILITIES
Current maturities of long-term debt		61,365	58,952
Trade accounts payable		123,782	139,128
Deferred revenue and customers' advances		23,988	18,418
Employee related liabilities		57,121	51,054
Other current liabilities		23,919	9,286
Total current liabilities		290,175	276,838
LONG-TERM DEBT		126,715	172,611
LONG-TERM CUSTOMERS' ADVANCES		16,118	25,710
EMPLOYEE RELATED LIABILITIES		6,123	6,098
DEFERRED TAX AND OTHER LONG-TERM LIABILITIES		10,323	10,221
TOTAL LIABILITIES		449,454	491,478
TOTAL SHAREHOLDERS' EQUITY		2,512,713	2,427,039
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 2,962,167	$ 2,918,517

[1]	Marketable securities are available-for-sale securities; the amortized cost of such marketable securities of $66,934 and $188,826 as of June 30, 2024 and December 31, 2023, respectively, is presented net of an immaterial allowance for credit losses.